Subsequent Events (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jun. 30, 2016	Apr. 04, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common stock par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Brainlab Senior Secured Note Payable [Member]
Subsequent Event [Line Items]
Debt face amount			$ 4,289,444	$ 4,289,444	$ 4,018,139
Principal and accrued interest			$ 738,000	$ 677,722
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of the reverse stock split	1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40
Subsequent Event [Member] | New Brainlab Note (amended and restated secured note) [Member]
Subsequent Event [Line Items]
Principal and accrued interest	$ 2,000,000
Number of warrants issued	61,609
Subsequent Event [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | Brainlab Senior Secured Note Payable [Member]
Subsequent Event [Line Items]
Debt cancelled principal amount		$ 1,000,000
Subsequent Event [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | Brainlab Senior Secured Note Payable [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value (in dollars per share)		$ 0.01
Number of common shares issued		1
Subsequent Event [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | Brainlab Senior Secured Note Payable [Member] | 2016 Series A Warrants [Member]
Subsequent Event [Line Items]
Number of each common stock called		0.4
Number of common shares issued		1
Warrant exercise price (in dollars per share)		$ 12.174
Subsequent Event [Member] | 2016 Securities Purchase Agreement (Patent And Technology License Agreement) [Member] | Brainlab Senior Secured Note Payable [Member] | 2016 Series B Warrants [Member]
Subsequent Event [Line Items]
Number of each common stock called		0.3
Number of common shares issued		1
Warrant exercise price (in dollars per share)		$ 15.825
Subsequent Event [Member] | 2016 Securities Purchase Agreement [Member] | Brainlab Senior Secured Note Payable [Member]
Subsequent Event [Line Items]
Accrued interest		$ 740,000
Debt cancelled principal amount		$ 1,300,000
Number of units issued		132,413
Subsequent Event [Member] | 2016 Securities Purchase Agreement [Member] | New Brainlab Note (amended and restated secured note) [Member]
Subsequent Event [Line Items]
Debt face amount		$ 2,000,000
Maturity date		Dec. 31, 2018